CONCENTRATION (Schedule of Major Customer Concentrations) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Concentration Risk [Line Items]
Revenues	$ 117,908,416	$ 123,571,455	$ 113,891,989
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	27.00%	63.00%
Customer Concentration Risk [Member] | Revenues [Member]
Concentration Risk [Line Items]
Revenues	$ 77,992,356	$ 78,660,831	$ 42,319,683
Concentration risk percentage	66.00%	64.00%	37.00%
Customer Concentration Risk [Member] | Revenues [Member] | Company A (3rd Party) [Member]
Concentration Risk [Line Items]
Revenues	$ 26,720,983		$ 18,570,574
Concentration risk percentage	23.00%		16.00%
Customer Concentration Risk [Member] | Revenues [Member] | Company B (3rd Party) [Member]
Concentration Risk [Line Items]
Revenues	$ 19,159,563
Concentration risk percentage	16.00%
Customer Concentration Risk [Member] | Revenues [Member] | Company C (3rd Party) [Member]
Concentration Risk [Line Items]
Revenues		$ 17,880,306	$ 12,368,270
Concentration risk percentage		14.00%	11.00%
Customer Concentration Risk [Member] | Revenues [Member] | Company D (3rd Party) [Member]
Concentration Risk [Line Items]
Revenues			$ 11,380,839
Concentration risk percentage			10.00%
Customer Concentration Risk [Member] | Revenues [Member] | Company E (3rd Party)[Member]
Concentration Risk [Line Items]
Revenues	$ 14,280,544	$ 24,915,113
Concentration risk percentage	12.00%	20.00%
Customer Concentration Risk [Member] | Revenues [Member] | Company F (3rd Party)[Member]
Concentration Risk [Line Items]
Revenues	$ 17,831,266	$ 20,361,459
Concentration risk percentage	15.00%	17.00%
Customer Concentration Risk [Member] | Revenues [Member] | Company G (3rd Party)[Member]
Concentration Risk [Line Items]
Revenues		$ 15,503,953
Concentration risk percentage		13.00%